FAIR VALUE MEASUREMENTS (Table)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of fair value of financial assets and liabilities

The following tables present the fair value of money market funds and marketable securities for the years ended December 31, 2018 and 2019:

	December 31,
	2018			2019
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$335	$-	$335	$213,494	$-	$213,494
U.S. agencies debentures	-	-	-	-	25,058	25,058

Marketable securities:
Corporate debentures	-	77,538	77,538	-	105,582	105,582
U.S. agencies debentures	-	6,671	6,671	-	81,238	81,238

Total assets measured at fair value	$335	$84,209	$84,544	$213,494	$211,878	$425,372